CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities
Net loss	$ (174,478)	(1,082,555)	(910,205)	(1,673,515)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,957	86,599	129,797	138,577
Accretion of long-term payable balances			132	4,709
Share-based compensation expense	25,362	157,365	76,595	95,177
Bad debt provision	24,350	151,080	128,578	306,401
Foreign exchange losses, net	93	580	109	1,229
Impairment losses	47,155	292,577	84,246	856,696
Deferred income tax	(4,534)	(28,132)	(32,054)	(117,517)
Disposal (gain)/loss from subsidiaries	(1,193)	(7,403)	249,567	15,908
Disposal loss from property	217	1,347
Loss in extinguishment of debt	23,193	143,901
Interest expenses	19,630	121,794
Changes in operating assets and liabilities:
Accounts receivable	4,082	25,326	(64,086)	17,495
Prepaid and other current assets	(10,472)	(64,976)	(56,703)	64,354
Amounts due from related parties	(448)	(2,780)	27,334	9,119
Other non-current assets	1,644	10,201	(19,775)	50,217
Accounts payable	64	393	42,484	10,097
Accrued and other liabilities	(2,424)	(15,042)	226,869	9,697
Income tax payable	1,798	11,159	6,390	51,906
Deferred revenue	6,414	39,799	12,218	122,145
Amounts due to related parties	(258)	(1,600)	(62,040)	5,301
Net cash used in operating activities	(25,846)	(160,367)	(160,544)	(32,004)
Cash flows from investing activities
Deposit for restricted cash	289	1,792	1,350	(4,990)
Placement of term deposits	(1,648)	(10,223)		(42,672)
Maturity of term deposits			26,777	1,000
Purchase of property and equipment	(1,040)	(6,453)	(23,201)	(204,885)
Prepayment for leasehold improvement	(1,310)	(8,127)	(8,521)
Proceeds from disposal of property and equipment	89	555	1,877	10,126
Purchase of intangible assets			(260)	(13,411)
Purchase of subsidiaries (including cash payment in relation to prior acquisitions), net of cash acquired			(3,760)	(152,235)
Return of prepayments from cancellation of acquisition agreements				4,000
Cash balance of deconsolidated entities	(85)	(531)	(3,085)
Proceed from disposal of subsidiaries, net of cash balance at disposed entities	21,758	135,000	39,685	(94,109)
Deposit for leasehold improvements				(30,366)
Proceeds from disposal of 21st School				67,885
Proceed from transferring financial assets			35,000
Others				1,802
Net cash (used in) provided by investing activities	18,053	112,013	65,862	(457,855)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of expenses			62,706
Proceeds from issuing convertible loan	17,621	109,330		121,156
Proceeds from short-term borrowings	8,768	54,403	146,541	62,000
Repayments of short-term borrowings	(12,410)	(77,000)	(108,111)	(114,070)
Repayments of convertible loan			(18,251)
Proceeds from issuance of shares upon of exercise of share options	43	270		7,752
Net cash provided by financing activities	14,022	87,003	82,885	76,838
Cash and cash equivalents included in assets held for sale	(5,812)	(36,063)	(78,333)	(71,120)
Effects of exchange rate changes on cash and cash equivalents	65	404	(109)	(7,559)
Net change in cash and cash equivalents	13,107	81,323	(19,119)	(75,080)
Cash and cash equivalents at beginning of year	15,950	98,962	118,081	193,161
Cash and cash equivalents at end of year	29,057	180,285	98,962	118,081
Supplemental disclosure of cash flow information
Income tax paid	(383)	(2,379)	(3,405)	(10,514)
Interest paid	(1,912)	(11,864)	(8,838)	(12,477)
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible loan to ordinary shares and waiver of related accrued interest expenses	36,473	226,298
Shares surrendered by SummitView	10,848	67,309
Receipt of convertible loan by settlement of debt	12,894	80,000
Purchase of property and equipment financed by accounts payable and other payables	2,101	13,037	16,806	15,251
Waiver of payables in connection with disposal of subsidiaries	723	4,483		241,802
Outstanding receivables in connection with disposal of subsidiaries	11,282	70,000	110,000	133,100
Consideration receivables from SummitView			67,066